Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Continuing operations
Revenue	$ 42,931	$ 44,288	$ 43,129
Other income	777	393	247
Expenses excluding net finance costs	(28,775)	(28,022)	(27,527)
(Loss)/profit from equity accounted investments, related impairments and expenses	(512)	(546)	147
Profit from operations	14,421	16,113	15,996
Financial expenses	(1,262)	(1,510)	(1,567)
Financial income	351	446	322
Net finance costs	(911)	(1,064)	(1,245)
Profit before taxation	13,510	15,049	14,751
Income tax expense	(4,708)	(5,335)	(6,879)
Royalty-related taxation (net of income tax benefit)	(66)	(194)	(128)
Total taxation expense	(4,774)	(5,529)	(7,007)
Profit after taxation from Continuing operations	8,736	9,520	7,744
Discontinued operations
Loss after taxation from Discontinued operations		(335)	(2,921)
Profit after taxation from Continuing and Discontinued operations	8,736	9,185	4,823
Attributable to non-controlling interests	780	879	1,118
Attributable to BHP shareholders	$ 7,956	$ 8,306	$ 3,705
Basic earnings per ordinary share (cents)	$ 1.573	$ 1.603	$ 0.696
Diluted earnings per ordinary share (cents)	1.570	1.599	0.694
Basic earnings from Continuing operations per ordinary share (cents)	1.573	1.669	1.250
Diluted earnings from Continuing operations per ordinary share (cents)	$ 1.570	$ 1.665	$ 1.246